Condensed Consolidated Statements of Changes in Shareholders' Deficit (Unaudited)	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] SGD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2024		$ 7,333		$ 6,883		$ 5,021,933		$ (6,745,614)		$ 39,277		$ (1,670,188)
Balance, shares at Dec. 31, 2024 | shares	11,116,470	11,116,470	10,433,340	10,433,340
Acquisition of subsidiary under common control						(227,574)						(227,574)
Net loss								(1,844,602)				(1,844,602)
Foreign currency translation										7,475		7,475
Balance at Jun. 30, 2025		$ 7,333		$ 6,883		4,794,359		(8,590,216)		46,752		(3,734,889)
Balance, shares at Jun. 30, 2025 | shares	11,116,470	11,116,470	10,433,340	10,433,340
Balance at Dec. 31, 2025		$ 9,741		$ 6,883		20,698,481		(23,946,201)		274,778		(2,956,318)
Balance, shares at Dec. 31, 2025 | shares	14,866,470	14,866,470	10,433,340	10,433,340
Net loss								(503,784)			$ (389,271)	(503,784)
Foreign currency translation										27,467		27,467
Balance at Jun. 30, 2026	$ 7,527	$ 9,741	$ 5,318	$ 6,883	$ 15,993,716	$ 20,698,481	$ (18,892,504)	$ (24,449,985)	$ 233,546	$ 302,245	$ (2,652,397)	$ (3,432,635)
Balance, shares at Jun. 30, 2026 | shares	14,866,470	14,866,470	10,433,340	10,433,340